Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$203,922,083.03	0.5255724	$184,458,505.98	0.4754085	$19,463,577.05
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$336,992,083.03	0.2882565	$317,528,505.98	0.2716078	$19,463,577.05

Weighted Avg. Coupon (WAC)	3.03%		3.02%
Weighted Avg. Remaining Maturity (WARM)	32.12		31.23
Pool Receivables Balance	$387,480,858.06		$367,412,577.49
Remaining Number of Receivables	37,982		37,105

Adjusted Pool Balance	$377,760,328.50		$358,296,751.45

III. COLLECTIONS

Principal:
Principal Collections	$19,219,929.55
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$619,836.26
Total Principal Collections	$19,839,765.81

Interest:
Interest Collections	$982,566.81
Late Fees & Other Charges	$44,746.86
Interest on Repurchase Principal	$-
Total Interest Collections	$1,027,313.67

Collection Account Interest	$13,829.81
Reserve Account Interest	$2,225.96
Servicer Advances	$-

Total Collections	$20,883,135.25

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

IV.  DISTRIBUTIONS

Total Collections	$20,883,135.25
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$20,883,135.25

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$322,900.72	$-	$322,900.72	322,900.72
	Collection Account Interest					$13,829.81
	Late Fees & Other Charges					$44,746.86
Total due to Servicer						$381,477.39

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$190,327.28		$190,327.28
	Class A-4 Notes		$93,141.33		$93,141.33

	Total Class A interest:		$283,468.61		$283,468.61	283,468.61

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$20,113,100.25

7.	Regular Principal Distribution Amount:					19,463,577.05

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$19,463,577.05
	Class A-4 Notes				$-
	Class A Notes Total:		$19,463,577.05		$19,463,577.05
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$19,463,577.05		$19,463,577.05

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					649,523.20

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,720,529.56
Beginning Period Amount	$9,720,529.56
Current Period Amortization	$604,703.52
Ending Period Required Amount	$9,115,826.04
Ending Period Amount	$9,115,826.04
Next Distribution Date Required Amount	$8,532,165.26

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	10.79%	11.38%	11.38%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.56%	36,569	97.88%	$359,638,862.40
30 - 60 Days	1.09%	406	1.59%	$5,849,380.92
61 - 90 Days	0.28%	105	0.42%	$1,555,586.88
91-120 Days	0.07%	25	0.10%	$368,747.29
121 + Days	0.00%	0	0.00%	$-
Total		37,105		$367,412,577.49

Delinquent Receivables 30+ Days Past Due
Current Period	1.44%	536	2.12%	$7,773,715.09
1st Preceding Collection Period	1.40%	532	2.05%	$7,925,170.65
2nd Preceding Collection Period	1.40%	547	2.04%	$8,347,527.36
3rd Preceding Collection Period	1.34%	534	1.91%	$8,239,879.57
Four-Month Average	1.40%		2.03%

Repossession in Current Period		30		$411,471.20
Repossession Inventory		88		$358,843.78

Current Charge-Offs
Gross Principal of Charge-Offs				$848,351.02
Recoveries				$(619,836.26)
Net Loss				$228,514.76

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.71%

Average Pool Balance for Current Period				$377,446,717.77

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.73%
1st Preceding Collection Period				1.27%
2nd Preceding Collection Period				1.26%
3rd Preceding Collection Period				0.80%
Four-Month Average				1.01%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		63	2,184	$33,727,167.41
Recoveries		68	1,946	$(17,791,873.35)
Net Loss				$15,935,294.06
Cumulative Net Loss as a % of Initial Pool Balance				1.29%

Net Loss for Receivables that have experienced a Net Loss *		46	1,717	$15,964,672.24
Average Net Loss for Receivables that have experienced a Net Loss				$9,298.00

Principal Balance of Extensions				$4,872,229.84
Number of Extensions				356

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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